ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (70,907)	$ (9,714)	¥ (224,202)	¥ (205,623)
Interest income	7,041	965	8,834	8,118
Other operating expenses, net	8,359	1,145	(1,607)	(6,556)
Other income, net	(595)	(82)	7,612	8,132
Loss before income taxes	(20,680)	(2,834)	(353,182)	(376,069)
Net loss attributable to ordinary shareholders	(64,743)	(8,870)	(392,693)	(416,878)
Other comprehensive income (loss) (net of tax of nil)
Unrealized gains of available-for-sale securities	1,074	147	4,343	4,810
Foreign currency translation adjustments	1,986	273	(3,249)	15,869
Comprehensive loss	(62,900)	(8,617)	(395,765)	(400,663)
Parent
Operating expenses:
General and administrative expenses	(1,767)	(242)	(19,303)	(19,613)
Interest income	410	56	1,772	12
Other operating expenses, net	(63)	(8)
Other income, net	4,574	626	3,546	3,985
Loss before income taxes	3,154	432	(13,985)	(15,616)
Equity in loss from subsidiaries and share of loss in former VIE	(67,897)	(9,302)	(378,708)	(401,262)
Net loss attributable to ordinary shareholders	(64,743)	(8,870)	(392,693)	(416,878)
Other comprehensive income (loss) (net of tax of nil)
Unrealized gains of available-for-sale securities				640
Realized gains of available-for-sale securities			(640)
Foreign currency translation adjustments	1,986	273	(3,249)	15,869
Unrealized securities holding gains of subsidiaries and former VIE	1,074	147	4,343	4,170
Realized securities holding gains of subsidiaries and former VIE	(1,217)	(167)	(3,526)	(4,464)
Comprehensive loss	¥ (62,900)	$ (8,617)	¥ (395,765)	¥ (400,663)